Operating Leases	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [abstract]
Operating Leases
Note 29 - Operating Leases

Non-cancelable operating lease rentals are payable as follows:

	December 31,	December 31,
	2017	2018
	NIS millions	NIS millions
Less than one year	275	283
Between one and five years	573	435
More than five years	70	23
	918	741

During the year ended December 31, 2018, NIS 284 million was recognized as expenses in respect of operating leases in the consolidated statements of income (2017 and 2016, NIS 280 million and NIS 286 million, respectively).

Major operating lease and service agreements:

a.	Office buildings and warehouses - there are lease agreements for periods of up to 14 years.
b.	Switching stations- there are lease agreements for switching station locations for periods of up to 18 years.
c.	Cell sites- there are lease agreements for cell sites for periods of up to 21 years.
d.	Service centers, retail stores and stands - there are lease agreements for service and installation centers and stands for periods of up to 13 years.
e.	Motor vehicles - lease for a period of 3 years.